Comprehensive Income (Loss) - Reclassification Adjustments, Net of Tax, for (Gains) Losses Included in Net Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation				$ 8,162	$ 8,162	[1]	$ 888	[1]
Derivative	1,684	2,703	2,747	6,312
Prior service costs and actuarial gains	574	(1,450)	1,606	(3,981)	(5,409)		(6,716)		(7,285)
Total					11,291		12,968		13,457
Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Derivative					(915)		2,890		(8,508)
Interest rate swap contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Derivative					$ 9,453		$ 15,906		$ 29,250

[1]	Relates to the dispositions of Zuji in 2013 and TravelGuru and Sabre Pacific in 2012. See Note 4, Discontinued Operations and Dispositions.